Superannuation commitments - Expense recognised (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 AUD ($) Y	Sep. 30, 2017 AUD ($) Y	Sep. 30, 2016 AUD ($)
Superannuation commitments
Employer contributions	$ 30	$ 33
Member contributions	12	13
Expected contribution from the employer	29
Current service cost	37	42	$ 43
Net interest cost on net benefit liability	1	8	7
Total defined benefit expense	38	50	$ 50
Defined benefit balances recognised
Benefit obligation at end of the year	2,314	2,284
Fair value of plan assets at end of the year	2,378	2,289
Net surplus/(deficit)	64	5
Defined benefit surplus (Note 27)	89	48
Defined benefit deficit (Note 29)	$ (25)	$ (43)
Average duration of the defined benefit obligation | Y	11	11
Parent Entity
Superannuation commitments
Employer contributions	$ 30	$ 33
Member contributions	11	12
Current service cost	37	41
Net interest cost on net benefit liability		7
Total defined benefit expense	37	48
Defined benefit balances recognised
Benefit obligation at end of the year	2,239	2,209
Fair value of plan assets at end of the year	2,319	2,227
Net surplus/(deficit)	80	18
Defined benefit surplus (Note 27)	89	48
Defined benefit deficit (Note 29)	$ (9)	$ (30)